NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2016
Noncontrolling Interest [Abstract]
Schedule of Non-Controlling Interests
The Company's Non-controlling interests included in the Consolidated balance sheet are as follows:

at December 31	2016	2015
(millions of Canadian $)

Non-controlling interest in TC PipeLines, LP	1,596	1,590
Non-controlling interest in Portland Natural Gas Transmission System	130	127
	1,726	1,717

The Company's Non-controlling interests included in the Consolidated statement of income are as follows:

year ended December 31	2016	2015	2014
(millions of Canadian $)

Non-controlling interest in TC PipeLines, LP	215	(13)	136
Non-controlling interest in Portland Natural Gas Transmission System	20	19	15
Non-controlling interest in Columbia Pipeline Partners LP	17	—	—
Preferred shares of TCPL	—	—	2
	252	6	153